Securities - Schedule of Marketable Securities in Unrealized Loss Position (Details) $ in Thousands	Dec. 31, 2016 USD ($) security	Dec. 31, 2015 USD ($) security
Available for sale:
Available for sale, Total number in a loss position | security	24	34
Available for sale, Less than 12 months Estimated fair value	$ 14,430	$ 16,674
Available for sale, Less than 12 months Unrealized loss	(298)	(224)
Available for sale, 12 months and greater, Estimated fair value	8,359	10,680
Available for sale, 12 months and greater, Unrealized loss	(333)	(459)
Available for sale, Total Estimated fair value	22,789	27,354
Available for sale, Total Unrealized loss	$ (631)	$ (683)
Held to maturity:
Held to maturity, Total number in a loss position | security	7	9
Held to maturity, Less than 12 months Estimated fair value	$ 8,038	$ 5,074
Held to maturity, Less than 12 months Unrealized loss	(292)	(77)
Held to maturity, 12 months and greater, Estimated fair value	441	5,754
Held to maturity, 12 months and greater, Unrealized loss	(10)	(115)
Held to maturity, Total Estimated fair value	8,479	10,828
Held to maturity, Total Unrealized loss	$ (302)	$ (192)
U.S. Government sponsored entities
Available for sale:
Available for sale, Total number in a loss position | security	1	9
Available for sale, Less than 12 months Estimated fair value	$ 1,962	$ 4,165
Available for sale, Less than 12 months Unrealized loss	(30)	(12)
Available for sale, 12 months and greater, Estimated fair value	0	2,416
Available for sale, 12 months and greater, Unrealized loss	0	(56)
Available for sale, Total Estimated fair value	1,962	6,581
Available for sale, Total Unrealized loss	$ (30)	$ (68)
Held to maturity:
Held to maturity, Total number in a loss position | security	2	2
Held to maturity, Less than 12 months Estimated fair value	$ 3,402	$ 0
Held to maturity, Less than 12 months Unrealized loss	(128)	0
Held to maturity, 12 months and greater, Estimated fair value	0	3,901
Held to maturity, 12 months and greater, Unrealized loss	0	(87)
Held to maturity, Total Estimated fair value	3,402	3,901
Held to maturity, Total Unrealized loss	$ (128)	$ (87)
State and political subdivisions
Available for sale:
Available for sale, Total number in a loss position | security	4	3
Available for sale, Less than 12 months Estimated fair value	$ 3,833	$ 1,584
Available for sale, Less than 12 months Unrealized loss	(62)	(2)
Available for sale, 12 months and greater, Estimated fair value	0	0
Available for sale, 12 months and greater, Unrealized loss	0	0
Available for sale, Total Estimated fair value	3,833	1,584
Available for sale, Total Unrealized loss	$ (62)	$ (2)
Held to maturity:
Held to maturity, Total number in a loss position | security	1	1
Held to maturity, Less than 12 months Estimated fair value	$ 212	$ 263
Held to maturity, Less than 12 months Unrealized loss	(1)	(1)
Held to maturity, 12 months and greater, Estimated fair value	0	0
Held to maturity, 12 months and greater, Unrealized loss	0	0
Held to maturity, Total Estimated fair value	212	263
Held to maturity, Total Unrealized loss	$ (1)	$ (1)
Residential mortgage-backed securities
Available for sale:
Available for sale, Total number in a loss position | security	13	11
Available for sale, Less than 12 months Estimated fair value	$ 7,813	$ 6,195
Available for sale, Less than 12 months Unrealized loss	(139)	(36)
Available for sale, 12 months and greater, Estimated fair value	2,983	4,508
Available for sale, 12 months and greater, Unrealized loss	(116)	(165)
Available for sale, Total Estimated fair value	10,796	10,703
Available for sale, Total Unrealized loss	$ (255)	$ (201)
Held to maturity:
Held to maturity, Total number in a loss position | security	2	3
Held to maturity, Less than 12 months Estimated fair value	$ 776	$ 0
Held to maturity, Less than 12 months Unrealized loss	(15)	0
Held to maturity, 12 months and greater, Estimated fair value	441	1,853
Held to maturity, 12 months and greater, Unrealized loss	(10)	(28)
Held to maturity, Total Estimated fair value	1,217	1,853
Held to maturity, Total Unrealized loss	$ (25)	$ (28)
Commercial mortgage-backed securities
Held to maturity:
Held to maturity, Total number in a loss position | security	2	2
Held to maturity, Less than 12 months Estimated fair value	$ 3,648	$ 3,840
Held to maturity, Less than 12 months Unrealized loss	(148)	(62)
Held to maturity, 12 months and greater, Estimated fair value	0	0
Held to maturity, 12 months and greater, Unrealized loss	0	0
Held to maturity, Total Estimated fair value	3,648	3,840
Held to maturity, Total Unrealized loss	$ (148)	$ (62)
Corporate and other securities
Available for sale:
Available for sale, Total number in a loss position | security	6	11
Available for sale, Less than 12 months Estimated fair value	$ 822	$ 4,730
Available for sale, Less than 12 months Unrealized loss	(67)	(174)
Available for sale, 12 months and greater, Estimated fair value	5,376	3,756
Available for sale, 12 months and greater, Unrealized loss	(217)	(238)
Available for sale, Total Estimated fair value	6,198	8,486
Available for sale, Total Unrealized loss	$ (284)	$ (412)
Held to maturity:
Held to maturity, Total number in a loss position | security		1
Held to maturity, Less than 12 months Estimated fair value		$ 971
Held to maturity, Less than 12 months Unrealized loss		(14)
Held to maturity, 12 months and greater, Estimated fair value		0
Held to maturity, 12 months and greater, Unrealized loss		0
Held to maturity, Total Estimated fair value		971
Held to maturity, Total Unrealized loss		$ (14)